Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Quantitative Master Series LLC
Entity Central Index Key	0001025836
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000007401 [Member]
Shareholder Report [Line Items]
Fund Name	Master Small Cap Index Series
Class Name	Master Small Cap Index Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Master Small Cap Index Series (the “Series”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series, which is included within the iShares Russell 2000 Small-Cap Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Series costs for the last six months ?
(based on a hypothetical $10,000 investment)
Series name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Master Small Cap Index Series	$1	0.02%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02% [1]
Net Assets	$ 4,389,661,376
Holdings Count | Holding	2,157
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Series statistics
Net Assets	$4,389,661,376
Number of Portfolio Holdings	2,157
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Series invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.1%
Industrials	17.0%
Health Care	15.8%
Information Technology	14.5%
Consumer Discretionary	10.0%
Real Estate	6.0%
Energy	4.8%
Materials	3.8%
Utilities	3.2%
Communication Services	2.7%
Other*	2.8%
Short-Term Securities	9.4%
Liabilities in Excess of Other Assets	(9.1)
Ten largest holdings
Security(b)(c)	Percent of Net Assets
iShares Russell 2000 ETF	0.6%
Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc., Class A	0.4%
HealthEquity, Inc.	0.4%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Series for compliance purposes.
(b)	Excludes underlying investments in equity swaps.
(c)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)(c)	Percent of Net Assets
iShares Russell 2000 ETF	0.6%
Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc., Class A	0.4%
HealthEquity, Inc.	0.4%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
(b)Excludes underlying investments in equity swaps.(c)Excludes short-term securities.

[1]	Annualized.